Document and Entity Information	6 Months Ended
Jun. 30, 2017 shares
Document And Entity Information [Abstract]
Document type	6-K
Document period end date	Jun. 30, 2017
Amendment flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2
Entity registrant name	DIANA CONTAINERSHIPS INC.
Entity trading symbol	DCIX
Entity central index key	0001481241
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Non-accelerated Filer
Entity well known seasoned issuer	No
Entity common stock shares outstanding	48,970